COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 - COMMITMENTS AND CONTINGENT LIABILITIES

As of December 31, 2011 the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between March 2013 and May 2016.  The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2011:

2012	$612,027
2013	487,969
2014	387,419
2015	282,495
2016	47,842
Thereafter	0
Total	$1,817,752

Certain leases contain provisions for escalation of minimum lease payments contingent upon percentage increases in the consumer price index.  Total rental expense amounted to $576,621 and $600,343 for the years ended December 31, 2011 and 2010, respectively.

On November 28, 2008, the Company entered into an agreement with its data processing servicer which ends in five years, and automatically continues for three years, unless terminated by either party with notice.  Under the agreement, the Company must pay a termination fee as described in the agreement if the Company terminates the agreement with notice, before the end of the agreement.